Nature of Operations and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies Tables
Fair Value of Financial Instruments, recurring and nonrecurring basis

The following table presents assets and liabilities that are measured and recognized at fair value as of June 30, 2013 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$4,213,699	$-
Intangibles, net (non-recurring)	$-	$-	$1,738,773	$-
Derivatives (recurring)	$-	$-	$209,089	$(3,813,598)
Earn-out payable (non-recurring)	$-	$-	$224,000	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2011 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,002,070	$(10,435,170)
Intangibles, net (non-recurring)	$-	$-	$1,116,506	$(1,325,134)
Derivatives (recurring)	$-	$-	$1,573,859	$(1,234,145)

Equipment

Net property and equipment were as follows:

	June 30, 2013	December 31, 2012
Equipment	$158,515	$155,716
Furniture and Fixtures	14,569	14,569
Subtotal	173,084	170,285
Less accumulated depreciation	(159,964)	(156,174)
Total	$13,120	$14,111

Net property and equipment were as follows:

	December 31, 2012	December 31, 2011
Equipment	$155,716	$146,872
Furniture and Fixtures	14,569	13,254
Subtotal	170,285	160,126

Less accumulated depreciation	(156,174)	(134,810)
Total	$14,111	$25,316

Net Loss Per Common Share

These outstanding securities are noted in the table below. In addition, see potential issuances associated with warrants and convertible notes payable in Notes 5 and 6.

	December 31,2012	December 31, 2011

Outstanding employee options	1,955,000	1,610,000
Outstanding non-employee warrants	905,000	905,000
Outstanding PIPE warrants	842,184	842,184
	3,702,184	3,357,184